Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	ARB IOT Group Limited
Trading Symbol	ARBB
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	26,437,500
Amendment Flag	false
Entity Central Index Key	0001930179
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41665
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2F-09, Pusat Perdagangan IOI
Entity Address, Address Line Two	No. 1 Persiaran Puchong Jaya Selatan
Entity Address, Address Line Three	Bandar Puchong Jaya
Entity Address, Postal Zip Code	47100
Entity Address, City or Town	Selangor
Entity Address, Country	MY
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	BF Borgers CPA PC
Auditor Firm ID	5041
Auditor Location	Lakewood, CO
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Level 39
Entity Address, Address Line Two	Marina Bay Financial Centre Tower 2
Entity Address, Postal Zip Code	018983
Entity Address, City or Town	Marina Boulevard
Entity Address, Country	SG
Contact Personnel Name	Dato’ Sri Liew Kok Leong
City Area Code	+6010
Local Phone Number	947 5998
Contact Personnel Email Address	contact@arbiotgroup.com